8. Stockholders' Equity (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Option
Exercise price	$ 1.34
Expected term	5 years 6 months
Dividend yield	$ 0	$ 0
Warrant [Member]
Exercise price		$ 1.50
Expected term		1 year 6 months
Dividend yield		$ 0	$ 0
Minimum [Member] | Stock Option
Exercise price		$ 1.20	$ 0.54
Risk free interest rate	1.02%	0.80%	0.66%
Volatility	62.13%	27.62%	29.65%
Expected term		2 years 6 months	2 years 6 months
Minimum [Member] | Warrant [Member]
Exercise price			$ 0.75
Risk free interest rate		0.39%	0.63%
Volatility		26.47%	28.93%
Expected term			2 years 6 months
Maximum [Member] | Stock Option
Exercise price		$ 2.32	$ 2.00
Risk free interest rate	1.81%	1.84%	2.09%
Volatility	70.48%	60.70%	37.13%
Expected term		5 years 5 months	6 years
Maximum [Member] | Warrant [Member]
Exercise price			$ 1.12
Risk free interest rate		0.46%	1.87%
Volatility		26.66%	36.91%
Expected term			5 years 9 months